May 25, 2016

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:            Re: The Boston Trust & Walden Funds

Ladies and Gentlemen:

On behalf of The Boston Trust & Walden Funds (the “Trust”), we hereby file a preliminary proxy statement pursuant to Schedule 14a under the Securities Exchange Act of 1934.  The proxy relates to the approval of amendments to the Trust’s fundamental policies regarding loans and borrowing, and the election of a new trustee.

Please call the undersigned at 614-469-3297 with any comments or questions.

Very truly yours,

/s/s Michael V. Wible

Michael V. Wible

Michael.Wible@ThompsonHine.com   Fax: 614.469.3361   Phone: 614.469.3297